Convertible Debt (Details Narrative) - USD ($)	Nov. 11, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2019
Short-Term Debt [Line Items]
Warrant exercise price			$ 1.00	$ 0.10
Warrant issued				174,102
2022 Notes [Member]
Short-Term Debt [Line Items]
Convertible promissory note		$ 48,000,000.0	$ 26,200,000
Warrant exercise price	$ 1.00	$ 1.00	$ 1.00
Debt instrument maturity date, description	extend the maturity date of all outstanding 2022 Notes from December 31, 2022 to March 31, 2023.
Warrant issued		1,550,000	2,056,000
Related Party [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible promissory note					$ 1,500,000
Related Party [Member] | 2022 Notes [Member]
Short-Term Debt [Line Items]
Convertible promissory note			$ 4,700,000
Proceeds from equity financing	$ 5,000,000
Equity financing, description	a 20% discount to the lowest price per share of shares sold in the Next Equity Financing, or (B) $2.50 per share; (ii) at the noteholder’s option, in the event of a defined Corporate Transaction (as defined in the next paragraph) while the 2022 Notes remain outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share; and (iii) at the noteholder’s option, on or after the maturity date while the 2022 Notes remains outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share.
Nonrelated Party [Member] | 2022 Notes [Member]
Short-Term Debt [Line Items]
Convertible promissory note			$ 400,000